SUPPLEMENT TO THE PROSPECTUS
OF
WELLS FARGO ADVANTAGE INCOME FUNDS
For the Adjustable Rate Government Fund,
the Short Duration Government Bond Fund,
the Short-Term Bond Fund and
the Short-Term High Yield Bond Fund
(the "Funds")

(Wells Fargo Advantage Short Duration Government Bond Fund)
Shareholder Fees (fees paid directly from your investment) as of November 1, 2012
Shareholder Fees (Wells Fargo Advantage Short Duration Government Bond Fund)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	2.00%	none	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	none	3.00%	1.00%

(Wells Fargo Advantage Short-Term Bond Fund)
Shareholder Fees (fees paid directly from your investment) as of November 1, 2012
Shareholder Fees (Wells Fargo Advantage Short-Term Bond Fund)	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	2.00%	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	none	1.00%